LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS
Other non-current financial assets	$ 110,784,311	$ 97,362,295
Other non-current, non-financial assets	125,636,150	34,977,264
Accounts receivable, non-current	523,769	1,270,697
Accounts receivable related entities, non-current	283,118	74,340
Investments accounted for using the equity method	99,866,733	102,410,945	$ 86,809,069	$ 77,197,781
Intangible assets other than goodwill	675,075,375	668,822,553	663,272,878
Goodwill	121,221,661	117,229,173	93,598,217	102,919,505
Property, plant and equipment	722,718,863	710,770,968	659,750,499	$ 666,150,885
Deferred tax assets	1,364,340
Total Non-Current Assets	1,857,474,320	1,732,918,235	$ 1,630,849,417
USD
NON-CURRENT ASSETS
Other non-current, non-financial assets		22,917
Intangible assets other than goodwill	3,959,421	4,960,399
Total Non-Current Assets	3,959,421	4,983,316
EUR
NON-CURRENT ASSETS
Property, plant and equipment		381,732
Total Non-Current Assets		381,732
UF
NON-CURRENT ASSETS
Other non-current financial assets	1,216,865
Other non-current, non-financial assets	318,533	314,283
Accounts receivable, non-current	465,371	1,204,097
Total Non-Current Assets	2,000,769	1,518,380
CLP
NON-CURRENT ASSETS
Other non-current, non-financial assets	47,531	47,532
Accounts receivable related entities, non-current	283,118	74,340
Investments accounted for using the equity method	49,703,673	50,136,221
Intangible assets other than goodwill	307,324,953	306,508,710
Goodwill	9,523,767	9,523,767
Property, plant and equipment	282,861,852	271,625,978
Deferred tax assets	1,364,340
Total Non-Current Assets	651,109,234	637,916,548
BRL
NON-CURRENT ASSETS
Other non-current financial assets	98,918,457	87,446,661
Other non-current, non-financial assets	122,922,979	32,070,120
Investments accounted for using the equity method	50,163,060	52,274,724
Intangible assets other than goodwill	189,240,893	182,657,545
Goodwill	74,653,328	72,059,356
Property, plant and equipment	251,080,517	252,674,783
Total Non-Current Assets	786,979,234	679,183,189
ARS
NON-CURRENT ASSETS
Other non-current financial assets	10,648,989	9,915,634
Other non-current, non-financial assets	2,223,600	2,315,682
Accounts receivable, non-current	636	90
Intangible assets other than goodwill	2,708,445	2,101,571
Goodwill	29,750,238	28,318,129
Property, plant and equipment	119,784,304	117,532,176
Total Non-Current Assets	165,116,212	160,183,282
PGY
NON-CURRENT ASSETS
Other non-current, non-financial assets	123,507	206,730
Accounts receivable, non-current	57,762	66,510
Intangible assets other than goodwill	171,841,663	172,594,328
Goodwill	7,294,328	7,327,921
Property, plant and equipment	68,992,190	68,556,299
Total Non-Current Assets	$ 248,309,450	$ 248,751,788